Cash flows from changes in working capital	12 Months Ended
Mar. 31, 2024
Statement of cash flows [abstract]
Cash flows from changes in working capital	Other non-cash items

(EUR thousand)	For the financial year ended March 31
Other non-cash items	2024	2023	2022
Change in provisions	1,040	394	109
Change in the fair value of retirement benefit obligation	738	57	371
Changes in share-based payment transactions	3,957	9,671	6,413
Call option	—	—	359
Put options from business combinations	1,342	(11,030)	2,835
Impairment of financial assets	—	2,469	2,390
Impairment of tangible and intangible assets	1,265	247	444
Capital loss of tangible and intangible assets	645	925	261
Change in fair value of warrant liability	(10,585)	(602)	(18,928)
ZigZag earn-out reversal	—	—	(9,500)
Acquisition of PPE under construction	—	212	(1,034)
Other	(210)	130	(669)
Total	(1,808)	2,473	(16,949)
Cash flows from changes in working capital

(EUR thousand)	For the financial year ended March 31
	2024	2023	2022
Trade receivables	(62,704)	(92,896)	(70,374)
Other current receivables	(14,875)	(5,841)	4,350
Prepaid expenses	(2,220)	185	(225)
Changes in operating receivables	(79,799)	(98,552)	(66,249)
Trade payables	65,577	44,883	19,950
Other current liabilities	9,516	5,277	4,088
Accrued liabilities	1,349	10,302	(4,046)
Changes in operating payables	76,442	60,462	19,992
Cash flows used in working capital	(3,357)	(38,090)	(46,257)